Related Party Transactions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2016	May 24, 2019	Mar. 31, 2018	Mar. 31, 2002
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends paid	£ 2,500	£ 2,350
Loan facility [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Applicable margin to LIBOR	1.025%
British Telecommunications plc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Investment in the company						£ 18,500
Dividends paid	£ 2,500	£ 2,350
Final dividend declared					£ 2,500
British Telecommunications plc [Member] | Loan facility [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Undrawn committed borrowing facilities	35,000
British Telecommunications plc [Member] | Events After Reporting Period [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Final dividend declared	1,575			£ 1,575
Ultimate Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Equity placing			£ 1,000
Ultimate Parent Company [Member] | Loan facility [Member] | Top of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Undrawn committed borrowing facilities	£ 10,000